Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 465	$ 331